Associates and Joint Ventures	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Associates and Joint Ventures	Associates and joint ventures
The detail of investments accounted for by the equity method and the share of (loss)/income of these investments is the following:

	% Holding	Investments accounted for by the equity method		Share of (loss) income of investments accounted for by the equity method
Millions of euros		12/31/2024	12/31/2023	2024	2023	2022
VMED O2 UK Limited	50%	7,641	7,774	89	(2,030)	292
Movistar Prosegur Alarmas	50%	213	230	(16)	(22)	(12)
FiBrasil Infraestructura e Fibra Ótica, S.A.	50%	80	100	(1)	(4)	(8)
Unsere Grüne Glasfaser (UGG)	50%	104	97	(77)	(55)	(64)
Opal Jvco Limited (nexfibre)	25%	94	55	(2)	(32)	26
Utiq, S.A.	25%	3	5	(4)	—	—
Others		8	4	(3)	(2)	(4)
Joint ventures		8,143	8,265	(14)	(2,145)	230
Daytona Midco, S.L. (Nabiax)	20%	—	65	(7)	(1)	(1)
Adquira España, S.A.	44.44%	5	4	—	—	—
HoldCo Infraco SpA. (Onnet Fibra Chile)	40%	119	150	(24)	7	—
Alamo HoldCo S.L. (Onnet Fibra Colombia)	40%	11	14	(17)	(10)	(15)
Internet para todos S.A.C	54.67%	57	55	—	—	(3)
Telefónica Factoring España, S.A.	50%	8	7	4	4	4
Telefónica Factoring do Brasil, Ltda.	50%	2	2	2	1	3
Telefónica Factoring Peru, S.A.C.	50%	3	3	1	1	1
Telefónica Factoring Colombia, S.A.	50%	1	1	1	1	1
Telefónica Factoring México,S.A. de C.V.	50%	—	1	—	—	—
Telefónica Factoring Chile, SpA.	50%	1	1	—	—	—
Telefónica Factoring Ecuador, S.A.	50%	—	—	—	—	—
Telefónica Renting, S.A.	50%	9	1	4	—	—
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.	50%	14	18	1	1	2
Movistar Consumer Finance Colombia SAS	50%	—	—	—	(21)	(3)
Others		2	3	—	—	(2)
Associates		232	325	(35)	(17)	(13)
Total		8,375	8,590	(49)	(2,162)	217
The detail of the movement in investments accounted for by the equity method in 2024 and 2023 is as follows:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/2022	11,587
Additions	236
Translation differences and other comprehensive income (loss)	144
(Loss) income	(2,162)
Dividends	(1,218)
Transfers and others	3
Balance at 12/31/2023	8,590
Additions	160
Translation differences and other comprehensive income (loss)	249
(Loss) income	(49)
Dividends	(520)
Transfers and others	(55)
Balance at 12/31/2024	8,375
Additions for the year ended December 31, 2024 includes the capital increase of 91 million euros in Unsere Grüne Glasfaser (UGG) (73 million euros for the year 2023) and the capital increase in nexfibre amounting to 38 million euros (33 million euros for the year 2023, see Note 28).
Additions in 2023 included (70,960 million Chilean pesos, equivalent to 73 million euros) corresponding to the capital contribution made by Telefónica Chile, S.A. in HoldCo Infraco SpA (of which it owns 40% of the capital) for the acquisition by InfraCo SpA (a subsidiary of HoldCo InfraCo SpA) of the fiber optic assets owned by Empresa Nacional de Telecomunicaciones S.A. ("Entel") following its authorization by the National Economic Prosecutor's Office on December 14, 2023.
"Translation differences and other comprehensive income (loss)" for the year 2024 mainly includes the impact of the pound sterling appreciation associated with the investment in VMO2, amounting to 380 million euros (219 million euros associated with sterling appreciation for the year 2023) and the results of the defined benefit pension plan in VMO2 amounting to 101 million euros (41 million euros for the year 2023). This also includes losses imputed to equity on derivatives financial instruments in Unsere Grüne Glasfaser amounting to 7 million euros (30 million euros gains for the year 2023).
During the year ended December 31, 2024, dividends amounting to 425 million pounds sterling, equivalent to 512 million euros, were received from VMO2 (1,000 million pounds sterling, equivalent to 1,154 million euros during the year 2023, see Note 28). Additionally included dividends amounting to 54 million euros from Nabiax.
On November 7, 2024, Nabiax's majority shareholder, Asterion Industrial Partners SGEIC, S.A. ("Asterion") (80% stake), reached an agreement with the Aermont Group to sell its shares in Nabiax. In compliance with the provisions of the original shareholders' agreement between Asterion and Telefónica Infra, S.L. (which owns the remaining 20%), Asterion has notified this transaction to Telefónica Infra, S.L. and has required it to adhere to the aforementioned sale agreement. In 2024 "Transfers and others" includes the reclassification of the stake in Nabiax to "Non-current assets held for sale" amounting to 58 million euros (see Note 29.c and 30).
VMED O2 UK
Impairment of goodwill recorded by VMO2 in 2023
As a result of the annual goodwill impairment test analysis carried out by VMO2's management at the end of 2023, VMO2 recorded an impairment of goodwill amounting to 3,107 million pounds sterling (approximately 3,572 million euros), mainly due to the decrease in projected cash flows of VMO2 as a consequence of the effects of macroeconomic conditions and the competitive environment in the United Kingdom and the increase in the discount rate (WACC).
50% of this amount (approximately 1,786 million euros) is reflected in Telefónica's consolidated income statement for the year 2023, as its share in the loss of VMO2 accounted for by the equity method (see table detailing the result from the equity method below).
The discount rate applied in the impairment test as of December 31, 2023 was 7.5% after taxes. The terminal growth rate considered was 1%.
Impairment analysis as of December 31, 2024
VMO2's management carried out the annual goodwill impairment test at the end of 2024. Future cash flows used in the value in use calculation were based on ten-year financial forecasts included as a part of the business plan approved by the VMO2 board of directors for use in impairment testing, considering that in such period the operating variables until the perpetuity parameters are reached. This time horizon was used for capital intensive projects such as the full fiber upgrade plan.
As a result of this analysis, it has become clear that, as of December 31, 2024, the value in use is above the carrying amount of the cash-generating unit (CGU) to which the goodwill is assigned, with a margin of around 800 million pounds sterling (around 965 million euros).
The growth projections and operating ratios included in the estimation of the value in use are aligned with the analyst ranges for comparable companies in the region. In terms of revenue, despite the challenges of the competitive environment, the strategic plan includes a growth trend in long-term projections, in line with the estimated evolution for the sector in the United Kingdom. In relation to operating results before depreciation and amortization margins two years ahead, analyst estimates for comparable companies in Europe are in a range of between 32% and 41%, while, regarding long-term investment needs, the capex to revenue ratio is in a range between 12% and 15%. The WACC discount rate applied to the cash flow projections stands at 7.7% at the end of December 2024. The perpetuity growth rate stands at 1%, below the actual terminal growth forecast for the UK economy. The analysis shows that the value in use is higher than the book value of the investment at December 31, 2024.
Regarding the sensitivity of the calculation to reasonably possible variations in key assumptions:
•An increase of about 50 basis points over the WACC rate used, of 7.7% would imply an impairment of goodwill reported by VMO2 of around 1,700 million pounds sterling (around 2,050 million euros).
•A decrease of around 25 basis points in the terminal growth rate (1%), would have no impact on the carrying amount of goodwill.
•Regarding the operating variables used, a decrease of 1 percentage point in the operating results before depreciation and amortization margin or an increase of 0.5 percentage points in the capex to revenue ratio would have no impact on the carrying amount of goodwill.
The carrying value of Telefónica's equity-accounted investment in VMO2 amounting to 7,641 million euros as of December 31, 2024 (7,774 million euros as of December 31, 2023). Telefónica has carried out an additional analysis of the book value of its stake at the end of the year, comparing it with its estimate of its value in use. The key assumptions considered in the calculation are the same as those used by VMO2 in determining its value in use. As a result of this analysis, no need to record any impairment has been identified.
Detail of the main items on the statements of financial position and income statements of VMED O2 UK Limited

Millions of euros	12/31/2024	12/31/2023
Non current assets	43,081	41,697
Intangible assets	7,682	8,379
Goodwill	21,404	20,427
Property, plant and equipment	10,994	10,011
Other non current assets	3,001	2,880
Current assets	5,166	4,758
Inventories	245	301
Current receivables and other current assets	2,900	2,882
Other current financial assets	660	567
Cash and cash equivalents	1,361	1,008
Total Assets	48,247	46,455
Non current liabilities	23,139	22,136
Non current financial liabilities	21,754	21,061
Non current lease liabilities	950	663
Other non current liabilities	435	412
Current liabilities	9,665	8,591
Current financial liabilities	4,970	4,165
Current lease liabilities	197	201
Other current liabilities	4,498	4,225
Total Liabilities	32,804	30,727
Equity attributable to non-controlling interests (100% VMO2)	252	261
Equity attributable to equity holders of the parent (100% VMO2)	15,191	15,467
50% Telefónica Group	7,596	7,734
Acquisition costs	61	61
Other adjustments	(16)	(21)
Investments accounted for by the equity method	7,641	7,774

Millions of euros	2024	2023	2022
Revenues	12,616	12,547	12,155
Other operating income	516	516	551
Operating expenses	(8,665)	(8,632)	(8,305)
Impairment losses in goodwill	—	(3,572)	—
Depreciation and amortization (1)	(3,371)	(3,685)	(4,170)
Operating income (loss)	1,096	(2,826)	231
Share of income (loss) of investments accounted for by the equity method	4	2	1
Financial income	51	55	24
Financial expenses	(1,578)	(1,436)	(1,020)
Realized and unrealized gains on derivative instruments, net (2)	463	(924)	2,567
Foreign currency transaction losses, net	(34)	677	(1,296)
Net financial result	(1,098)	(1,628)	275
Result before taxation	2	(4,452)	507
Income tax	(22)	265	(15)
Result for the period	(20)	(4,187)	492
Attributable to non-controlling interests	(19)	—	—
Result for the period attributable to equity holders of the parent (100% VMO2)	(39)	(4,187)	492
50% attributable to Telefónica Group	(20)	(2,094)	246
Share-based compensation (3)	1	8	14
Sale of a minority interest in Cornerstone (4)	112	76	—
Other adjustments	(5)	(20)	32
Share of (loss) income of investments accounted for by the equity method	89	(2,030)	292
Other comprehensive income (100% VMO2)	(337)	(213)	(113)
(1) Includes amortization of the customer relationships recorded after the purchase price allocation, amounting to 1,012 million euros in 2024 (985 million euros in 2023).
(2) VMO2 entered into various derivative instruments to manage interest rate exposure and foreign currency exposure. Generally, VMO2 does not apply hedge accounting to its derivative instruments. Accordingly, changes in the fair values of most of its derivatives are recorded in the finance results of its consolidated income statement.
(3) Amount related to incentive awards held by certain employees of VMO2 associated with ordinary shares of Liberty Global and Telefónica. Share-based compensation expense is included in Operating expenses in the consolidated income statement of VMO2.
(4) In 2024 and 2023, VMO2 sold minority interests in its mobile towers joint operation Cornerstone. This amount reflects the change in the Telefónica Group's indirect ownership interest in Cornerstone (from 25% to 16.67% in 2023, then 16.67% to 12.50% in 2024) and resulting from the inflow of resources from a third party.

Commitments

Millions of euros	2025	2026	2027	2028	2029	Subsequent years	Total
Purchase and other commitments	791	189	109	61	5	—	1,155
Programming commitments	727	728	618	247	—	—	2,320
Network and connectivity commitments	773	112	31	29	24	204	1,173
Services agreements	236	231	197	175	180	77	1,096
Total commitments VMO2 (100%)	2,527	1,260	955	512	209	281	5,744
Purchase and other commitments include unconditional and legally binding obligations related to the purchase of customer premises and other equipment and certain service-related commitments, including call center, information technology and maintenance services.
Programming commitments consist of obligations associated with programming contracts that are enforceable and legally binding that includes minimum fees.
Network and connectivity commitments include service commitments associated with the network extension program in the U.K. and commitments associated with the mobile virtual network operator (MVNO) agreements.
On the date of constitution of the joint venture, Telefónica and Liberty Global entered with VMO2 into certain service agreements included as "Services agreements", either on a transitional or ongoing basis. Likewise, Telefónica licensed the use of Telefónica and O2 brand rights to VMO2 (see Note 29.c).
The breakdown of balances and transactions related to associates and joint ventures recognized with VMO2 in the consolidated statement of financial position and consolidated income statement is as follows:

Millions of euros	12/31/2024	12/31/2023
Receivables and other assets from associates and joint ventures	59	66
Payables and other liabilities to associates and joint ventures	27	34

Millions of euros	2024	2023	2022
Revenue from operations with associates and joint ventures	135	134	130
Expenses from operations with associates and joint ventures	44	63	63
Movistar Prosegur Alarmas
The breakdown of the key financial highlights of Movistar Prosegur Alarmas group and the reconciliation with the carrying amount in the Telefónica Group at December 31, 2024 and 2023 are as follows:

Millions of euros	12/31/2024	12/31/2023
Fixed assets	204	172
Other non-current assets	141	160
Non-current assets	345	332
Cash and equivalents	1	1
Other current assets	102	58
Current assets	103	59
Total assets	448	391
Non-current financial liabilities	(205)	(175)
Other non-current liabilities	(78)	(63)
Non-current liabilities	(283)	(238)
Current financial liabilities	(100)	(102)
Other current liabilities	(65)	(43)
Current liabilities	(165)	(145)
Total liabilities	(448)	(383)
Net assets	—	8
Purchase price allocation
Assets	42	76
Liabilities	(11)	(20)
Net assets	31	56
% Holding	50%	50%
Group’s share in equity	15	32
Goodwill	198	198
Carrying amount in the Telefónica Group	213	230
Group UGG TopCo GmbH & Co KG and UGG TopCo/HoldCo General Partner GmbH (UGG Group)
Unsere Grüne Glasfaser (UGG), is the joint venture of Telefónica (50%) and Allianz (50%), for the creation of an independent operator for the deployment of fiber-to-the-home (FTTH) in rural areas of Germany.
On December 4, 2024, UGG acquired Infrafibre Germany (IFG), which owns a fiber network in Germany and additionally two ISP brands, LEONET and Breitbandversorgung Deutschland (BBV). This transaction accelerates UGG's planned deployment plan, replacing part of its future capex and reinforcing its position as a provider of fiber optic infrastructure in rural areas of Germany. UGG and IFG operate in 8 federal states ("Länder"). The operation has been 100% financed through the bank loan from UGG.
The summary of the magnitudes of the UGG Group and the reconciliation with its carrying amount in the Telefónica Group at December 31, 2024 and 2023 are shown below:

Millions of euros	12/31/2024	12/31/2023
Fixed assets	1,344	438
Other non-current assets	194	211
Non-current assets	1,538	649
Cash and equivalents	282	49
Other current assets	63	50
Current assets	345	99
Total assets	1,883	748
Non-current financial liabilities	(1,493)	(522)
Other non-current liabilities	(43)	(36)
Non-current liabilities	(1,536)	(558)
Current financial liabilities	(4)	(5)
Other current liabilities	(232)	(88)
Current liabilities	(236)	(93)
Total liabilities	(1,772)	(651)
Net assets	111	97
% Holding	50%	50%
Group’s share in equity	55	49
Other adjustments	49	49
Carrying amount in the Telefónica Group	104	97
Commitments
The breakdown of purchase and other contractual commitments of the UGG Group at December 31, 2024 is as follows:

Millions of euros	12/31/2024
Less than 1 year	431
1 to 3 years	305
3 to 5 years	275
More than five years	414
Total commitments UGG group (100%)	1,425
Opal Jvco Limited (nexfibre)
Opal Jvco Limited (nexfibre), the joint venture in which Liberty Global and Telefónica have a joint 50% stake and Infravía has the remaining 50%, aims to deploy fiber-to-the-home (FTTH) in the UK. During 2024, nexfibre has continued its fiber deployment.
The summary of the magnitudes of Opal Jvco Limited and the reconciliation with its carrying amount in the Telefónica Group at December 31, 2024 and 2023 are shown below:

Millions of euros	12/31/2024	12/31/2023
Fixed assets	1,833	840
Other non-current assets	185	98
Non-current assets	2,018	938
Cash and equivalents	37	23
Other current assets	62	54
Current assets	99	77
Total assets	2,117	1,015
Non-current financial liabilities	(1,453)	(593)
Other non-current liabilities	(3)	—
Non-current liabilities	(1,456)	(593)
Current financial liabilities	(100)	(61)
Other current liabilities	(199)	(157)
Current liabilities	(299)	(218)
Total liabilities	(1,755)	(811)
Net assets	362	204
% Holding	25%	25%
Group’s share in equity	90	51
Other adjustments	4	4
Carrying amount in the Telefónica Group	94	55
Commitments
The breakdown of purchase and other contractual commitments of the Opal Jvco. Group at December 31 2024 is as follows:

Millions of euros	12/31/2024
Less than 1 year	678
1 to 3 years	122
3 to 5 years	67
More than five years	4
Total commitments Opal Jvco. group (100%)	871
Most of Opal Jvco. group's commitments are with VMO2.
HoldCo Infraco SpA. (Onnet Fibra Chile)
Holdco Infraco SpA, an associated company of the Telefónica Group through its subsidiary Telefónica Chile. S.A. (40%), provides telecommunications services to wholesalers of fiber optic access to the home (FTTH) and other services based on fiber optic infrastructure, such as network construction, installation and equipment of systems through its subsidiary Infraco SpA.
The summary of the magnitudes of Holdco Infraco Group and the reconciliation with its carrying amount in the Telefónica Group at December 31, 2024 and 2023 are shown below:

Millions of euros	12/31/2024	12/31/2023
Non-current assets	1,343	857
Cash and equivalents	11	27
Other current assets	84	182
Current assets	95	209
Total assets	1,438	1,066
Non-current financial liabilities	(892)	(521)
Other non-current liabilities	(304)	(293)
Non-current liabilities	(1,196)	(814)
Current financial liabilities	(34)	(3)
Other current liabilities	(102)	(78)
Current liabilities	(136)	(81)
Total liabilities	(1,332)	(895)
Net assets	106	171
Purchase price allocation
Assets	159	178
Liabilities	(43)	(48)
Net assets	116	130
% Holding	40%	40%
Group’s share in equity	89	120
Other adjustments	30	30
Carrying amount in the Telefónica Group	119	150

Breakdown of balances and transactions with associates and joint ventures
The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and consolidated income statements is as follows:

	12/31/2024			12/31/2023
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Credits and other financial assets	244	2	246	263	2	265
Receivables and other assets (Note 14)	87	112	199	91	93	184
Financial liabilities	—	10	10	—	—	—
Non-current lease liabilities	60	9	69	37	—	37
Non-current payables and other liabilities (Note 21)	433	1	434	236	4	240
Long-term contractual liabilities	31	52	83	44	54	98
Current lease liabilities	55	4	59	42	—	42
Current payables and other liabilities (Note 22)	377	50	427	183	44	227
Short-term contractual liabilities	14	6	20	15	6	21

	2024			2023			2022
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Revenue from operations	520	251	771	473	223	696	209	251	460
Expenses from operations	677	136	813	634	136	770	199	116	315
Financial revenues	26	2	28	29	1	30	27	1	28
Financial expenses	45	1	46	9	7	16	1	9	10
"Credits and other financial assets" at December 31, 2024 includes loans granted and long-term trade receivables amounting to 112 million euros and 14 million euros, respectively by Colombia Telecomunicaciones, S.A. ESP BIC to the associate company Álamo Holdco, S.L. and it subsidiary Onnet Fibra Colombia S.A.S., (112 million euros and 29 million euros as of December 31, 2023, respectively). Additionally, this line includes at December 31, 2024 long-term loans from Telefónica Chile to the associate company HoldCo Infraco, SpA amounting to 118 million euros (121 million euros as of December 31, 2023) of which 75 million euros corresponds to the subordinated debt generated by the sale of 40% of the fiber optic business (75 million euros as of December 31, 2023) and 43 million euros corresponding to the indefinite-term loan for the acquisition of the fiber optic assets owned by Entel (46 million euros as of December 31, 2023, see Note 12).
"Non-current payables and other liabilities" and "Current payable and other liabilities" at December 31, 2024 includes 433 million euros and 217 million euros, respectively, of Telefónica España with the associate company Telefónica Renting, S.A. (235 million euros and 85 million euros, respectively, at December 31, 2023). Telefónica Renting is a company of the CaixaBank group (see Note 11). "Revenue from operations" and "Expenses from operation" in 2024 includes 373 million euros and 455 million euros, respectively, of Telefónica España with this company (243 million euros and 392 million euros for the year 2023).
Additionally "Revenues from operations" includes 28 million euros corresponding to the transactions of the Group with the associate company HoldCo Infraco SpA (63 million euros and 88 million euros in 2023 and 2022, respectively) and 98 million euros with the associate company Onnet Fibra Colombia, S.A.S. (140 million euros in 2023).
"Expenses from operations" in 2024 includes 103 million euros corresponding to the transactions of the Group with the associate company HoldCo Infraco SpA (144 million euros and 121 million euros in 2023 and 2022, respectively) and 81 million euros with the associate company Onnet Fibra Colombia, S.A.S. (60 million euros in 2023).